Blackhawk (Blackhawk Network Holdings, Inc. [Member])	12 Months Ended
Dec. 28, 2013
Blackhawk Network Holdings, Inc. [Member]
Entity Information [Line Items]
Blackhawk
 Blackhawk

Initial Public Offering of Blackhawk On April 24, 2013, Blackhawk, a Safeway subsidiary, completed its initial public offering of 11.5 million shares of its Class A common stock at $23.00 per share on the NASDAQ Global Select Market, which included the exercise by the underwriters for the offering of an option to purchase 1.5 million shares of Class A common stock. The offering consisted solely of shares offered by existing stockholders, including Safeway.  As part of the IPO, Safeway sold 11.3 million shares of Class A common stock of Blackhawk for proceeds of $243.6 million ($238.0 million, net of professional service fees), reducing the Company's ownership from approximately 95% to approximately 73% of Blackhawk's total outstanding shares of common stock.  Safeway recorded these net proceeds as an increase to Additional Paid-In Capital and used these net proceeds to reduce debt. Additionally, the Company recorded a $76.5 million tax liability on the sale of these shares as a reduction to Additional Paid-In Capital and $5.8 million as an increase to tax expense, which has been recast as discontinued operations in the consolidated statements of income. The taxes were  paid in the fourth quarter of 2013. Additionally, Safeway incurred a $17.9 million deferred tax expense related to the retained shares in Blackhawk. This deferred tax expense has been recast as discontinued operations in the consolidated statements of income. The net proceeds from the IPO and the related tax payments were recorded as discontinued operations in the consolidated statement of cash flows.

Distribution of Blackhawk As of December 28, 2013, Safeway owned 37.8 million shares, or approximately 72.2%, of Blackhawk, which the Company distributed to its stockholders on April 14, 2014. See Note B.

Acquisitions On November 29, 2013, Blackhawk acquired 100% of the outstanding common stock of Retailo, a German privately-held company which is a third-party gift card distribution network in Germany, Austria and Switzerland. Blackhawk acquired Retailo for total purchase consideration of $70.2 million. The following table summarizes the purchase price allocation which was based upon the estimated fair value of each asset and liability (in millions).

Settlement receivables	$18.1
Settlement payables	(14.8)
Other liabilities, net	(0.7)
Deferred income taxes, net	(7.4)
Identifiable technology and intangible assets	45.7
Noncontrolling interests	(6.9)
Goodwill (1)	36.2
Total consideration	$70.2

(1)	See Note D.
Noncontrolling interests result from third-party ownership interests in certain subsidiaries of Retailo.
The following table summarizes the components of the identifiable technology and intangible assets of Retailo and their estimated useful lives at the acquisition date (dollars in millions).

	Fair Value	Useful life
Distribution partner relationships	$38.0	15 years
Customer relationships	5.5	8 years	-	10 years
Technology	1.9	3 years
Trade name	0.3	3 years
	$45.7

On November 12, 2013, Blackhawk acquired substantially all of the net assets of InteliSpend from Maritz Holdings Inc., a privately-held company, for total purchase consideration of $97.5 million. InteliSpend delivers intelligent prepaid solutions for business needs: employee rewards, wellness, sales incentives, expense management and promotional programs. The following table summarizes the purchase price allocation which was based upon the estimated fair value of each asset and liability (in millions).

Cash and cash equivalents	$15.0
Trading securities	29.4
Accounts receivable	7.9
Cardholder liabilities	(31.4)
Customer deposits	(12.5)
Other tangible assets, net	(4.0)
Deferred taxes	(0.3)
Identifiable technology and intangible assets	39.2
Goodwill (1)	54.2
Total consideration	$97.5

(1)	See Note D.
Blackhawk sold the trading securities for cash on the day after closing and presents this sale as an inflow from investing activities from discontinued operations in the accompanying consolidated statements of cash flows.

The following table summarizes the components of the identifiable technology and intangible assets of InteliSpend and their estimated useful lives at the acquisition date (dollars in millions).

	Fair Value	Useful life
Customer relationships	$23.9	7 years	-	14 years
Back-log	9.3	1 year	-	3 years
Patent	3.3	5 years
Technology	2.4	5 years
Trade name	0.3	4 years
	$39.2

The cash used for these business acquisitions, net of the cash acquired, was recorded as an investing activity used in discontinued operations in the consolidated statement of cash flows.